VIA EDGAR

November 3, 2016

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re:	Hays Series Trust (the “Trust”) (File Nos. 333-203626 and 811-23049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Hays Tactical Multi-Asset Fund do not differ from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on October 31, 2016.

If you have any questions or comments, please contact the undersigned at 800-789-2194. Thank you for your consideration

Sincerely,

Hays Series Trust

/s/ Jeffrey Hays

Jeffrey Hays

CC:      Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101-2400